SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 30, 2021 $ / shares	Dec. 07, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2018 CNY (¥)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Sale leaseback, Transaction amount			¥ 110,000				$ 17,261
Noon buying rate	6.3726
Conversion from noon buying rate to per share value | $ / shares	$ 1.00
Description of Items to be Classified as Cash Equivalents			90	90
Net loss from continuing operations			¥ 522,672	$ (82,020)	¥ 404,029	¥ 352,092
Net cash (used in ) generated from operating activities			(359,313)	(56,387)	(229,766)	(195,347)
Interest Costs Incurred			139,873	21,949	148,642	110,319
Interest and other costs relating to construction capitalized			66,084	10,370	67,283	81,619
Impairment on long-lived assets			0	$ 0	8,500	¥ 76,089
Cash and cash equivalents			157,386		334,264		24,697
Working capital			220,046				34,529
Accumulated deficit			(3,277,270)		¥ (2,456,649)		$ (514,275)
Cash inflows from convertible bonds		¥ 20,000	¥ 20,000
Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract			5 years				5 years
Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract			20 years				20 years
Offices and facility under leases | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract			1 year				1 year
Lessee, Finance Lease, Term of Contract			1 year				1 year
Offices and facility under leases | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Finance Lease, Term of Contract			20 years				20 years
Land use rights under leases
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract			50 years				50 years
Lessee, Finance Lease, Term of Contract			50 years				50 years
Equipment leased to others | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract			5 years				5 years
Equipment leased to others | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract			20 years				20 years
Cumulative Effect, Period of Adoption, Adjusted Balance
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit									¥ 5,600
Cumulative Effect, Period of Adoption, Adjustment | ASU 2016-13
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit								¥ 1,223